Cash and Bank Balances (Details) - MYR (RM)	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025
Financial Institution [Member]
Cash and Bank Balances [Line Items]
Fixed deposit	RM 336,316	RM 336,316
Interest rate on fixed deposit	2.55%	2.55%
Deposit term for fixed deposits at banks	365 days	365 days
Hong Kong Financial Institution [Member]
Cash and Bank Balances [Line Items]
Fixed deposit	RM 12,545,970	RM 570,517
Deposit term for fixed deposits at banks	3 months	6 months
Bearing interest rate	3.50%	4.00%